Interest income and expenses, and similar accounts (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Interest income and expenses and similar accounts [Abstract]
Summary of Information about Interest Income (Expense)
(a)	This caption is comprised of the following:

	2022	2021	2020
	S/(000)	S/(000)	S/(000)
Interest and similar income
Interest on loan portfolio	4,207,420	3,274,402	3,769,716
Impact from the modification of contractual cash flows due to the loan rescheduling schemes (*)	41,110	120,193	(134,376)
Interest on investments at fair value through other comprehensive income	1,202,788	928,660	769,718
Interest on due from banks and inter-bank funds	175,401	46,273	35,906
Interest on investments at amortized cost	161,966	130,326	116,338

	2022	2021	2020
	S/(000)	S/(000)	S/(000)
Dividends on financial instruments, Note 5(e) and (f)	78,928	101,736	103,294
Others	3,689	4,035	4,371

Total	5,871,302	4,605,625	4,664,967

Interest and similar expenses
Interest and fees on deposits and obligations	(863,335)	(334,212)	(522,357)
Interest on bonds, notes and other obligations	(418,821)	(433,774)	(390,586)
Interest and fees on obligations with financial institutions	(234,842)	(156,490)	(181,675)
Deposit insurance fund fees	(77,920)	(70,670)	(56,177)
Interest on lease payments, Note 8(e)	(9,283)	(14,004)	(15,288)
Others	(57,897)	(48,787)	(26,201)

Total	(1,662,098)	(1,057,937)	(1,192,284)

(*)
For rescheduled loans, during 2020, Interbank recalculated the carrying amount of these financial assets as the present value of the modified contractual cash flows, discounted at the loan’s original effective interest rate. The impact of the recalculation amounted approximately to S/134,376,000 of lower interest income for the year 2020.

Summary of Interest Income and Expenses Calculated Using Effective Interest Rate
(b)	The amounts shown in literal (a) above, include interest income and expenses calculated using the effective interest rate (EIR), which are related to the following items:

	2022	2021	2020
	S/(000)	S/(000)	S/(000)
Financial assets measured at amortized cost	4,585,897	3,571,194	3,787,584
Financial assets measured at fair value through other comprehensive income	1,202,788	928,660	769,718

Total interest from financial assets calculated at EIR	5,788,685	4,499,854	4,557,302

Financial liabilities measured at amortized cost	1,526,281	938,480	1,109,906